INCOME TAX CREDIT (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of income tax credit [Abstract]
Schedule of Charge for Tax

	December 31, 2021 US$‘000	December 31, 2020 US$‘000	December 31, 2019 US$‘000
Current tax (credit)/expense
Irish Corporation tax	(511)	(480)	(312)
Foreign taxes (a)	296	179	197
Adjustment in respect of prior years	-	(152)	(50)

Total current tax credit	(215)	(453)	(165)

Deferred tax credit (b)
Origination and reversal of temporary differences (see Note 15)	620	48	(625)
Origination and reversal of net operating losses (see Note 15)	(583)	(215)	(216)

Total deferred tax credit	37	(167)	(841)

Total income tax credit on continuing operations in statement of operations	(178)	(620)	(1,006)

Tax charge on discontinued operations (see Note 10)	12	438	-

Total tax credit	(166)	(182)	(1,006)

(a)	In 2021, the foreign taxes relate primarily to USA and Canada.
(b)
In 2021, there was a deferred tax charge of US$118,000 (2020: charge of US$53,000; 2019: credit of US$444,000) recognised in respect of Ireland and a deferred tax credit of US$81,000 (2020: credit of US$220,000;2019: credit of US$397,000) recognised in respect of overseas tax jurisdictions.

Schedule of Overseas Tax Jurisdictions

Effective tax rate	December 31, 2021	December 31, 2020	December 31, 2019
Profit/(Loss) before taxation – continuing operations (US$‘000)	751	(6,633)	(29,997)
As a percentage of loss before tax:
Current tax %	28.63%	(6.83)%	(0.55)%
Total (current and deferred) %	(23.70)%	(9.35)%	(3.36)%

Schedule of Statutory Tax Rate
The following table reconciles the applicable Republic of Ireland statutory tax rate to the effective total tax rate for the Group:

	December 31, 2021	December 31, 2020	December 31, 2019
Irish corporation tax	12.5%	(12.5)%	(12.5)%
Effect of current year net operating losses and temporary differences for which no deferred tax asset was recognised (a)	49.63%	24.13%	13.21%
Effect of tax rates on overseas earnings	(0.22)%	(9.92)%	(3.05)%
Effect of Irish income taxable at higher tax rate	98.68%	5.92%	0.04%
Adjustments in respect of prior years	(0.01)%	(10.66)%	(0.17)%
R&D tax credits	(79.22)%	(11.00)%	(2.69)%
Other items (b)	(105.06)%	4.68%	1.80%

Effective tax rate	(23.70)%	(9.35)%	(3.36)%

(a)
No deferred tax asset was recognised because there was no reversing deferred tax liability in the same jurisdiction reversing in the same period and insufficient future projected taxable income in the same jurisdiction.

(b)

Other items comprise items not chargeable to tax/expenses not deductible for tax purposes. In 2021, this mainly comprises the income from the Paycheck Protection Program loans which is not chargeable for tax purposes.

Schedule of (Loss)/Profit Before Taxes
The distribution of profit/(loss) before taxes by geographical area was as follows:

	December 31, 2021 US$‘000	December 31, 2020 US$‘000	December 31, 2019 US$‘000
Rest of World – Ireland	1,862	296	(20,318)
Rest of World – Other	3,939	3,304	4,760
Americas	(5,050)	(10,233)	(14,439)

	751	(6,633)	(29,997)

Schedule of Unutilised Net Operating Losses
At December 31, 2021, the Group had unutilised net operating losses for continuing operations as follows:

	December 31, 2021 US$‘000	December 31, 2020 US$‘000	December 31, 2019 US$‘000
Rest of World – Ireland	68,132	78,700	73,754
Rest of World – Other	1,000	2,185	-
Americas	4,761	4,313	6,823

	73,893	85,198	80,577

Schedule of Unused Tax Losses and Unused Tax Credits
At December 31, 2021, the Group had unrecognised deferred tax assets in respect of unused tax losses and unused tax credits as follows:

	December 31, 2021 US$‘000	December 31, 2020 US$‘000	December 31, 2019 US$‘000
Rest of World – Ireland – unused tax losses	9,272	12,514	12,062
Rest of World – Other – unused tax losses	279	546	-
Americas – unused tax losses	5,891	1,466	5,259
Americas – unused tax credits	3,368	2,862	493

Unrecognised deferred tax asset	18,810	17,388	17,814